Debt instruments (Tables)	12 Months Ended
Dec. 31, 2022
Debt Instruments
Schedule of breakdown, by classification, type and currency, of the balances of debt instrument

Thousand of reais	2022	2021	2020

Classification:
Financial Assets Measured At Fair Value Through Profit Or Loss	3,956,833	3,122,017	3,545,660
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	62,234,621	47,752,595	68,520,799
Financial Assets Measured At Fair Value Through Other Comprehensive Income	55,392,178	101,212,600	109,668,214
Financial Assets Measured At Amortized Cost	81,329,013	73,125,011	48,367,791
Of which:
Debt Instruments	82,502,775	74,315,903	49,945,226
Provision for losses due to non-recovery ("impairment") (note 9.c)	(1,173,762)	(1,190,892)	(1,577,435)
Total	202,912,645	225,212,223	230,102,464

Type:
Government securities - Brazil (1)	142,748,873	171,436,589	191,896,439
Debentures and Promissory notes	28,251,227	19,881,934	17,071,856
Other debt securities	31,912,545	33,893,700	21,134,169
Total	202,912,645	225,212,223	230,102,464
(1)	Includes, substantially, National Treasury Bills (LTN), Treasury Bills (LFT) e National Treasury Notes (NTN-A, NTN-B, NTN-C e NTN-F).

Schedule of debt instruments are composed, majority

Thousand of reais	2022	2021	2020

Currency:
Brazilian Real	185,814,293	208,599,863	207,752,590
US dollar	17,098,352	16,612,360	22,292,647
Euro	-	-	57,227
Total	202,912,645	225,212,223	230,102,464

Schedule of debt Instruments linked to

Thousand of reais	2022	2021	2020

Debt Instruments linked to:
Repo Operations	60,633,943	76,211,049	101,371,733
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)	19,251,597	19,470,624	12,963,251
Associated to judiciary deposits and other guarantees	15,235,912	23,291,528	9,665,135
Total	95,121,452	118,973,201	124,000,119